TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES

The trade and other receivables balance consists of:

	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Trade receivables	$2,952	$3,999	$2,406
Receivables in MLJV and MWJV	571	640	783
Sales tax receivables	98	84	23
Sundry receivables	201	68	14
Loan receivable (note 25)	250	-	-
	$4,072	$4,791	$3,226